Other Non-financial Assets and Liabilities - Other non-financial assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	$ 66,825,997	$ 19,801,573
Other non-current non-financial assets	89,616,648	65,787,215
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	30,879,791	8,575,080
Other non-current non-financial assets	67,966,488	46,638,860
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	34,623,121	9,991,447
Guarantee deposit
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	128,724	128,724
PPM water rights
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	9,298,704	7,910,531
Spare parts with a consumption schedule of more than 12 months
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	7,392,047	7,543,841
Other non-financial assets
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	1,323,085	1,235,046
Other non-current non-financial assets	$ 4,830,685	$ 3,565,259